Commitments and Contingencies - Additional Information (Detail) ₪ in Thousands		12 Months Ended
	Apr. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ILS (₪)
Total rent expenses		$ 956,000	$ 777,000	$ 580,000
Debt frequency of payments		120 fixed monthly installments
Financial expenses relating to loan		$ 89,000	$ 94,000	$ 29,000
Collective Growth Corp [Member]
Total rent expenses	$ 10,000
Description of underwriting agreement		The underwriters are entitled to a deferred fee of 3.5% of the gross proceeds of the Initial Offering, or $5,250,000. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.
Outstanding ordinary shares percentage		75.00%
Israel [Member]
Debt instruments face amount		$ 2,700,000			₪ 9,700
Debt Interest rate		3.58%			3.58%
Debt payments installments amount		$ 98,500,000